Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	Play LA Inc.
Entity Central Index Key	0001378553
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 872,565
Entity Common Stock, Shares Outstanding	11,751,912
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 34,276	$ 106,673
Accounts receivable	78,110	90,716
Total current assets	112,386	197,389
Equipment, net	356	711
Other assets
Goodwill	119,009	119,009
Other intangible assets, net	99,854	143,939
TOTAL ASSETS	331,606	461,048
Current liabilities
Accounts payable & accrued liabilities	209,163	311,330
Convertible notes payable - related party	518,744	646,960
Total liabilities	727,907	958,290
STOCKHOLDERS' EQUITY
Common stock, no par value, 50,000,000 shares authorized, 11,751,912 and 11,939,412 issued and outstanding 1,293,875 1,389,500 (as of December 31, 2011 and 2010, respectively)	$ 1,293,875	$ 1,389,500
Additional paid in capital	852,533	801,896
Accumulated deficit	(2,503,377)	(2,533,681)
Other comprehensive loss	(39,332)	(39,332)
Treasury stock		(95,625)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 331,606	$ 461,048

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock; Par Value
Common Stock; Shares Authorized	50,000,000	50,000,000
Common Stock; Shares Issued	11,751,912	11,939,412
Common Stock; Shares Outstanding	11,751,912	11,939,412

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Sales	$ 640,664	$ 709,484
Cost of sales	(335,725)	(763,671)
Gross Profit	304,939	(54,187)
EXPENSES
Depreciation and Amortization	45,098	84,282
Management fees	35,500	24,000
Professional fees	27,055	56,487
Investor relations fees		87,065
Goodwill impairment		39,403
General and administration fees	108,745	318,281
Gain/(Loss) from operations	88,541	(663,705)
OTHER EXPENSES:
Interest on loans	(44,549)	(31,885)
Amortization of debt discount		(350,000)
Foreign currency exchange gain	6,312
Net income loss	50,304	(1,045,590)
Other comprehensive item
Foreign currency translation loss		(10,337)
Net income (loss) and comprehensive income (loss) for the year	$ 50,304	$ (1,055,927)
Basic earnings (loss) per share	$ 0.004	$ (0.09)
Diluted earnings (|loss) per share	$ 0.003	$ (0.09)
Weighted average number of shares outstanding
Basic	11,719,912	11,886,718
Diluted	16,153,032

Shareholders Equity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Beginning Balance, Amount	$ (497,242)	$ (22,919)
Fair value of vested options issued	$ 50,637	$ 128,629
Common stock issued for services at $0.51		71,100
Common stock issued for services at $0.51		31,875
Beneficial conversion feature		350,000
Net comprehensive loss for the year		(1,055,927)
Common stock cancelled
Net loss for the year	50,304
Ending Balance, Amount	(396,301)	(497,242)	(22,919)
Common Stock Shares
Beginning Balance, Shares	11,939,412	11,550,000
Fair value of vested options issued
Common stock issued for services at $0.51		139,412
Common stock issued for services at $0.51		250,000
Beneficial conversion feature
Net comprehensive loss for the year
Common stock cancelled	(187,500)
Net loss for the year
Ending Balance, Shares	11,751,912	11,939,412	11,550,000
Common Stock Amount
Beginning Balance, Amount	1,389,500	1,190,900
Fair value of vested options issued
Common stock issued for services at $0.51		71,100
Common stock issued for services at $0.51		127,500
Beneficial conversion feature
Net comprehensive loss for the year
Common stock cancelled	(95,625)
Net loss for the year
Ending Balance, Amount	1,293,875	1,389,500	1,190,900
Additional Paid-In Capital
Beginning Balance, Amount	801,896	323,267
Fair value of vested options issued	$ 50,637	$ 128,629
Common stock issued for services at $0.51
Beneficial conversion feature		350,000
Net comprehensive loss for the year
Common stock cancelled
Net loss for the year
Ending Balance, Amount	852,533	801,896	323,267
Accumulated Deficit
Beginning Balance, Amount	(2,553,681)	(15,080,910)
Fair value of vested options issued
Common stock issued for services at $0.51
Beneficial conversion feature
Net comprehensive loss for the year		(1,045,590)
Common stock cancelled
Net loss for the year	50,304
Ending Balance, Amount	(2,503,377)	(2,553,681)	(15,080,910)
Accumulated Comprehensive Loss
Beginning Balance, Amount	(39,332)	(28,955)
Fair value of vested options issued
Common stock issued for services at $0.51
Beneficial conversion feature
Net comprehensive loss for the year		(10,337)
Common stock cancelled
Net loss for the year
Ending Balance, Amount	(39,332)	(39,332)	(28,955)
Treasury Stock
Beginning Balance, Shares
Beginning Balance, Amount	(95,625)
Fair value of vested options issued
Common stock issued for services at $0.51
Common stock issued for services at $0.51		(95,625)
Beneficial conversion feature
Net comprehensive loss for the year
Common stock cancelled	95,625
Net loss for the year
Ending Balance, Amount		$ (95,625)

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income/(loss)	$ 50,304	$ (1,045,590)
Adjustments to reconcile net cash flows from operating activities
Depreciation and amortization	45,098	84,282
Impairment of goodwill		39,403
Shares issued for services		31,875
Amortization of debt discount		350,000
Stock options expense	50,637	128,629
Changes in operating assets and liabilities
Accounts receivable	12,606	(46,380)
Accounts payable	(102,168)	158,766
Net cash flows used in operating activities	56,477	(299,015)
Cash flows from investing activities
Capital assets - computers		(1,066)
Payment for intangible assets	(658)	(1,500)
Net cash flows used in investing activities	(658)	(2,566)
Cash flows from financing activities
Repayment of notes payable	(128,216)
Proceeds from notes payable		350,000
Net cash flows used in financing activities	(128,216)	350,000
Effect of translation on cash		(10,337)
Net increase(decrease) in cash	(72,397)	38,082
Cash and cash equivalents, beginning of period	106,673	68,591
Cash and cash equivalents, end of period	34,276	106,673
Supplemental disclosure:
Interest paid on notes	44,549	31,885
Interest tax paid
Non-cash financing and investing activities:
Common stock issued for purchase of assets		71,100
Beneficial conversion feature on convertible promissory notes		$ 350,000

Organization	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization

Note 1 - Organization

Play LA Inc. ("the Company"), a Tortola, British Virgin Island holding company, was incorporated under the International Business Companies Act on September 27, 2005. The principal business of the Company was to identify and acquire businesses and assets relating to online content publishing and internet advertising solutions for online gaming operators. Specifically, the Company’s roll-up strategy has focused primarily on the United Kingdom (“UK”) and Western European based online gaming content websites to create a comprehensive, customized, and responsive advertising network to service the advertising and promotional needs of online gaming operations. Substantially all of the Company's efforts have been directed towards raising capital and developing a corporate structure. Effective May 1st, 2007, the Company acquired two online advertising websites. These websites were the Company’s first acquisitions. Advertising revenues are generated through these websites. Since the revenue generated is consistent, the Company is deemed to have emerged from the development stage as of the acquisition date. The Company’s common shares are publicly traded on the OTC Bulletin Board under the ticker symbol, “PLLAF.”

Going Concern Uncertainties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern Uncertainties

Note 2 - Going Concern Uncertainties

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States, which contemplate continuation of the Company as a going concern. However, the Company has limited operations and has sustained operating losses in recent years resulting in an accumulated deficit. In view of these matters, realization of a major portion of the assets in the accompanying balance sheet is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements, and the success of its future operations.

The Company has incurred net income from operations of $50,304 for the year ended December 31, 2011 but has an accumulated deficit of $2,503,377 as at December 31, 2011. The Company's ability to continue as a going concern is in substantial doubt and is dependent upon obtaining additional financing and/or achieving a sustainable profitable level of operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company may seek additional funding in the form of equity financing from the sale of common stock and/or seek to obtain short-term loans in order to support existing operations and expand the range of its business. There is no assurance that such additional funds will be available for the Company on acceptable terms, if at all. The issuances of additional equity securities by the Company would result in a dilution in the equity interests of its current stockholders. There are no current arrangements in place for equity funding or short term loans.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

Note 3 - Significant Accounting Policies

A summary of the significant accounting policies applied in the presentation of the accompanying financial statements follows:

(a) Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America. The functional currency of the Company is U.S. Dollars.

(b) Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

(c) Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits provided by the financial institutions. The Company places its cash and cash equivalents with high credit quality financial institutions.

(d) Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded net of allowances for doubtful accounts and reserves for returns. In the normal course of business, the Company extends credit to customers that satisfy predefined credit criteria. The Company is required to estimate the collectability of its receivables. Allowances for doubtful accounts are established through the evaluation of accounts receivable aging and prior collection experience to estimate the ultimate realization of these receivables. At December 31, 2011 and 2010, management determined that no allowance was necessary.

(e) Equipment

Equipment is capitalized and amortized over its estimated useful life of 3 years on a straight line basis.

(f) Intangible Assets

Intangible assets with indefinite lives are not amortized but rather are tested at least annually for impairment. Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years

(g) Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. At present, we only have one reporting unit. We assign goodwill to reporting units based on our integration plans.

We perform our annual goodwill impairment test as at year end and monitor for interim triggering events on an ongoing basis. Goodwill is reviewed for impairment utilizing a two-step process. The first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill. If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired. If the carrying value is higher than the fair value, there is an indication that impairment may exist and the second step is required. In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the carrying value of the reporting unit, then impairment exists. At December 31, 2011, management has determined that there was no impairment. At December 31, 2010, there was an impairment of $39,403.

(h) Long-Lived Assets Impairment Other Than Goodwill

Long-term assets of the Company are reviewed when changes in circumstances suggest their carrying value has become impaired, pursuant to guidance established Accounting Standard Update (“ASU”) 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”. Management considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations (undiscounted and without interest charges).

(i) Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The fair value of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and short term note - related party, approximate their carrying values since they are short term in nature and they are receivable or payable on demand.

Management is of the opinion that the Company is exposed to significant interest or credit risks arising from the bank-held assets. The Company is operating outside the United States of America and has significant exposure to foreign currency risk due to the fluctuation of the currency in which the Company operates and the U.S. dollar.

The Company currently has no assets and liabilities that it values at fair value on a periodic basis.

(j) Comprehensive Income

The Company has adopted Accounting Standards Codification 220 “Reporting Comprehensive Income”, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders' Equity. Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners.

(k) Income Taxes

The company is registered in the British Virgin Islands and will not be conducting business in the United States.  It is therefore not subject to or liable for any United States income taxes. Currently there is no income tax in the British Virgin Islands.

(l) Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codifications subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts.

The Company’s revenues for the year ended December 31, 2011 consisted of revenues from advertisement services. The company currently utilizes various types of advertising models to generate revenue as follows: 1) flat rate paid advertising campaigns; 2) paid Sponsorship campaigns; 3) CPA (performance based) campaigns and 4) CPM (cost per thousand viewers) . The company enters into short term paid and sponsorship advertising contracts, for periods of one to three months. The company collects the payments for flat rate and sponsorship campaigns in advance of running the campaigns and revenue is recognized ratably over the campaign period.  The Company collects the payments for CPA and CPM campaigns within 30 days after each month-end results.  Revenue is recognized for CPA and CPM campaigns when a contract has been signed, the fee is fixed and determinable, delivery of the service has occurred, and the collection is probable.

(m) Advertising Expenses

The Company expenses advertising costs as incurred. The Company incurred no advertising expenses as of December 31, 2011 and 2010.

(n) Net Loss per Share

Basic net loss per share (“EPS”) is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. All EPS presented in the financial statements are basic EPS as defined by Accounting Standards Codification 260, "Earnings Per Share". No diluted earnings per share are disclosed when the effect would be anti-diluted.

In 2011 there are 4,431,120 potentially dilutive securities outstanding in the form of options outstanding and convertible promissory notes (Nil in 2010).

All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value. Fully diluted shares outstanding were 16,153,032 and 11,886,718 for the years ended December 31, 2011 and 2010, respectively.

(o) Concentration of Credit Risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars, Pound Sterling and European Euros at a bank in the Caribbean that are not insured. Revenue is derived in geographic locations outside the United States. The advertising business in Europe accounts for all of the revenue of the Company to date.

The Company is subject to risk arising from foreign currency exchange fluctuations. The Company’s clients are located in foreign countries. The Company’s financial results may be affected by factors such as foreign exchange rates or economic conditions in foreign markets. Since the functional currency is denominated in U.S. dollars, a strengthening or weakening of the dollar will affect the Company’s financial statements due to the fluctuating dollar. Monetary assets and liabilities denominated in foreign currencies are affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Company’s revenues earned from advertising for the year ended December 31, 2011 includes 21%, 19% and 14% of the Company’s total revenues from three customers. Two of these three customers represent 18% and 16% of Company’s accounts receivable. For the year ended December 31, 2010, 25% and 12% of the Company’s total revenues were earned from two customers. These two customers represented 18% and 9% of the Company’s accounts receivable for the year ended December 31, 2010.

(p) Foreign Currency Conversion

The Company is located and operating outside of the United States of America. The functional currency of the Company is the U.S. Dollar. At the transaction date, each asset, liability, revenue and expense is converted into U.S. dollars by the use of the exchange rate in effect at that date.   At the period end, monetary and non-monetary assets and liabilities are re-measured by using the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in operations.

(q) Related Parties

Related parties are affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

(r) Stock Based Compensation

The Company follows the guideline under Accounting Standards Codification subtopic 718-10 Compensation (“ASC 718-10”) for all stock based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As at December 31, 2011, there were outstanding stock options to purchase 965,000 shares of common stock, of which 928,750 shares were vested. As at December 31, 2010, there were outstanding stock options to purchase 1,260,000 shares of common stock, of which 822,500 shares were vested.

(s) New Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06 which is intended to improve disclosures about fair value measurements. The guidance requires entities to disclose significant transfers in and out of fair value hierarchy levels, the reasons for the transfers and to present information about purchases, sales, issuances and settlements separately in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). Additionally, the guidance clarifies that a reporting entity should provide fair value measurements for each class of assets and liabilities and disclose the inputs and valuation techniques used for fair value measurements using significant other observable inputs (Level 2) and significant unobservable inputs (Level 3). The Company has applied the new disclosure requirements as of January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the Level 3 reconciliation, which will be effective for interim and annual periods beginning after December 15, 2010. The adoption of this guidance has not had and is not expected to have a material impact on the Company’s financial statements

In February 2010, the FASB issued ASU 2010-09 which requires that an SEC filer, as defined, evaluate subsequent events through the date that the financial statements are issued. The update also removed the requirement for an SEC filer to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. The adoption of this guidance on January 1, 2010 did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

Note 4 – Intangible Assets

Intangible assets consist of the following:

	December 31, 2011
		Accumulated
	Cost	Amortization	Net

Source code	$19,615	$19,615	$-
URL	50,573	17,549	33,024
Web-site content	178,456	111,626	66,830
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,405	$311,551	$99,854

	Cost	Impairment	Net

Goodwill	158,412	39,403	119,009
	$569,817	$350,954	$128,863

	December 31, 2010
		Accumulated
	Cost	Amortization	Net

Source code	$19,615	$19,615	$-
URL	49,915	12,497	37,417
Web-site content	178,456	75,934	102,522
Subscribers list	56,845	52,845	4,000
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$410,747	$266,808	$143,939

	Cost	Impairment	Net

Goodwill	156,912	39,403	119,009
	$569,159	$306,211	$262,948

During the years ended December 31, 2011 and 2010, amortization expenses charged to operations was $44,743 and $84,282, respectively.

The estimated amortization expense is as follows for each of the years ending December 31:

2012	$30,288
2013	25,057
2014	25,057
2015	6,657
2016	5,057
Thereafter	7,738
Total	$99,854

Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Equipment

Note 5 - Equipment

Equipment consists of the following:

	December 31, 2011
		Accumulated
	Cost	Depreciation	Net

Computer	$1,066	$710	$356

	December 31, 2010
		Accumulated
	Cost	Depreciation	Net

Computer	$1,066	$355	$711

During the years ended December 31, 2011 and 2010, depreciation expenses charged to operations was $355 and $355, respectively.

Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts payable and accrued expenses

Note 6 – Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2011	2010
Accounts payable	$10,618	$116,137
Payable for assets acquired	115,875	116,025
Accrued Interest	32,786	50,021
Deferred revenue	39,884	15,647
Accrued liabilities	10,000	13,500
Total	$209,163	$311,330

Common Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock

Note 7 - Common Stock

During the year ended December 31, 2011, the Company cancelled 187,500 common shares issued for services rendered at $0.51 per share for the total amount of $95,625, and returned the shares back to treasury.

During the year ended December 31, 2010, the Company issued 250,000 common shares for services rendered at $0.51 per share. From this, $95,625 has been shown under treasury stock as the shares were issued but not released to the consultant. During the year ended December 31, 2010, the Company issued 139,412 common shares for purchase of assets. The fair market value of the shares issued was at $0.51 per share for a total value of $71,100.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 8 - Related Party Transactions

During the twelve months ended December 31, 2011 and 2010, the Company paid rent of $2,400 and $2,400, respectively, for its office in Barbados to a company with a director in common.

During the twelve months ended December 31, 2011 and 2010, the company paid $35,500 and $24,000, in management fees respectively to officers of the company.

Convertible Promissory Notes Payable

In 2009, the Company issued two convertible promissory notes totalling $296,960. One note at 10% interest rate per annum and the other note at 7% interest per annum with one of its shareholder. Each promissory note was convertible into shares of the Company’s common stock at a conversion rate equal to $0.25 per share at the option of the holder. The Company recognized and measured an aggregate of $296,960 of the proceeds which is equal to the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. The promissory notes are due on demand and unsecured. The Company accrued interest expenses of $20,048 and $18,137 for the years ended December 31, 2011 and 2010, respectively. At December 31, 2011, one of convertible promissory notes totalling $96,960 has been repaid. The other convertible promissory note has a remaining principal balance of $168,744 at December 31, 2011.

In 2010, the Company issued an additional convertible promissory note of $350,000 at 7% interest rate per annum to the same shareholder. The promissory note was convertible into shares of the Company’s common stock at a conversion rate equal to $0.25 per share at the option of the holder. The Company recognized and measured an aggregate of $350,000 of the proceeds, which is equal to the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. The promissory note is due on demand and unsecured. The Company accrued interest expenses of $24,500 and $8,189 for the year ended December 31, 2011 and 2010, respectively.

Amortization of the debt discount expenses of $350,000 and $296,960 were recorded during the years ended December 31, 2010 and 2009, respectively.

Summary of notes payable

		Accrued
Loan	Loan	Interest		Amount
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 09	96,960	24,793	121,753	121,753	-
May 08 09	200,000	37,088	237,088	68,247	168,841
Aug 31 10	350,000	32,689	382,689	-	382,689

	$646,960	$94,570	$741,530	$190,000	$551,530

General Security Agreement

On April 16, 2011, the Company entered into a General Security Agreement with a lender of the Company. The agreement was registered on May 23, 2011 in favor of the lender to provide security for the outstanding notes payable made to the Company by the lender. New terms for the loans were established whereby the repayable amounts are set out as follows:

c.       Monthly interest and principal minimum payment of $10,000 shall commence beginning June 1, 2011 and shall be paid monthly thereafter

d.      The entire loan amount outstanding shall be repaid on the earlier of

iv)     At the option of the Company, at any time after November 2011

v)      36 months from the date of April 16, 2011

vi)     The date of demand by the shareholder in the event of the occurrence of an event of default under this agreement or change in the business of the Company

As at December 31, 2011, the Company has repaid the lender an aggregate of principal and interest totaling $190,000.

Stock Options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Options

Note 9 - Stock Options

The following table summarizes the options outstanding and the related prices for the shares of the Company’s common stock issued as at December 31, 2011:

		Options Outstanding			Options Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Excerise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.40 - $1.01	965,000	2.47	$0.41	928,750	$0.41

Transactions involving stock options issued are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2009:	1,200,000	0.40
Granted	380,000	0.62
Exercised	-	-
Expired	(320,000)	0.42
Outstanding at December 31, 2010:	1,260,000	$0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	$0.42

On May 15, 2009, the Board of Directors of the Company granted an aggregate of 1,200,000 stock options to directors, officers and consultants. The underlying stock options are exercisable at $0.40 per share and shall expire the earlier of May 15, 2014 or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination.

The stock options granted to the directors become exercisable on the following basis:

Date Amount

May 15, 2009 50% of the granted amount

November 15, 2009 12.5% of the granted amount

May 15, 2010 12.5% of the granted amount

November 15, 2010 12.5% of the granted amount

May 15, 2011 12.5% of the granted amount

The stock options granted to the officers and consultants become exercisable on the following basis:

Date Amount

November 15, 2009 25% of the granted amount

May 15, 2010 25% of the granted amount

November 15, 2010 25% of the granted amount

May 15, 2011 25% of the granted amount

The fair value of the stock options granted was determined using the Black-Scholes option value model with the following assumptions:

	2010	2009

Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.41% to 2.55%	2.01%
Expected volatility	45.75% - 64.14%	44.20%
Expected option life (in years)	5 yrs	5 yrs

Expected volatility was based on the Company’s historical share price.

For the 2009 stock options, the Company recognized $19,688 in compensation expense associated with the stock options as of December 31, 2011 and $99,972 in compensation expense for the period ended December 31, 2010.

During the year ended December 31, 2010, the Board of Directors of the Company granted an aggregate of 380,000 stock options to consultants. The underlying stock options expire in 5 years or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination as follows. The stock options are vested every 6 months starting from the grant date for a period of 2 years. After the 2 years, the stock options are fully vested. The Company recognized $28,657 in compensation expense associated with the stock options granted during the year ended December 31, 2010 and recognized $30,970 in compensation expense for the period ended December 31, 2011.

In accordance to the Company’s stock option plan, an optionee may exercise his options at anytime within 30 days following the termination of the optionee’s relationship with the Company. An aggregate of 295,000 and 320,000 unexercised stock options from consultants that no longer provide services to the Company were forfeited during the year ended December 31, 2011 and 2010, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Service Agreement

Play LA Inc. has a service agreement with On a Roll Media Inc. to have On A Roll Media supply website development, maintenance, content, translation, marketing and technical support services for Play LA Inc. The companies do not share common officers or directors nor do they hold shares of the other.  As of December 31, 2010, the Company owed On A Roll Media $Nil (2010- $109,720). The initial On A Roll Media services agreement would have ended on January 31, 2008, but has been renewed by a renewal agreement dated February 18, 2008.

 The renewal agreement has been extended to February 14, 2012, unless terminated earlier by mutual agreement of the parties. During the years ended December 31, 2011 and 2010, Play LA Inc. paid On A Roll Media Inc. $300,148 and $751,156, respectively for these services.

Purchase of Assets

On February 24, 2010, the Company entered into an agreement with Chongster Ltd. to acquire www.arsenal-mania.com, a leading UK football fan website. The purchase price comprise of the following:

a.       Issuance of 139,412 shares in the capital stock of the Company to the value of $71,100 (£45,000)

b.      Payment of £20,000 30 days after the closing

c.       Payment of £20,000 60 days after the closing

d.      Payment of £20,000 90 days after the closing

e.      Payment of £50,000 or 25% of the website net operating profits for the 1st year period following closing, whichever is greater, within 45 days of the 1st anniversary of the closing

f.        Payment of £25,000 or 15% of the website net operating profits for the 2nd year period following closing, whichever is greater, within 45 days of the 2nd anniversary of the closing

Payment of the balance of the purchase price was secured by an escrow agreement. During the year ended December 31, 2011, the Company is in default of its payment of $77,250 (£50,000) to Chongster Ltd. which was due April 10, 2011. The Company is subject to a penalty interest rate of 4% above the Bank of London prime rate of 0.5%. The interests are accrued. During the year ended December 31, 2010, the Company paid $92,816 (£60,000) in respect to the cash portion of the agreement and has issued 139,412 common shares of the Company which was valued at $71,100. Items a, b, c, and d were satisfied and completed. The balance of $115,875 (£75,000) of which $77,250 (£50,000) was due April 10, 2011 and a further $38,650 (£25,000) is due April 10, 2012 is shown in the accounts payable and accrued liabilities. Total interest accrued on loan balance at year end is $3,472 which is also included in accounts payables.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events	Note 11 - Subsequent Events The Company evaluated subsequent events and there were none to report.